Stock Incentive Plan (Details Textual) (Restricted Stock [Member], USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2009
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		25,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	5,000
Allocated Share-based Compensation Expense	$ 32
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 11